Disaggregation of Revenues and Segment Reporting (Details)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disaggregation of Revenues and Segment Reporting [Line Items]
Operating segment (in segment)					1		1
Reportable segment (in segment) | segment					1
Description of segment reporting					The Company’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews and evaluates consolidated net income (loss) for purposes of evaluating financial performance, making operating decisions, allocating resources, and planning and forecasting for future periods.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					Chief Executive Officer [Member]
Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Operating segment (in segment)			1				1
Cumulative adjustment to revenue							$ 17,500,000	$ (3,400,000)
Additional contract loss provisions							(74,117,000)	52,854,000
Contract loss provisions								75,340,000
Amortization of loss on contracts		$ (200,000)		$ 600,000			1,200,000	6,000,000
Revenue recognized from prior performance obligation
Contract with customer, liability, revenue recognized							17,000,000	300,000
Revenue, remaining performance obligation
Heliogen, Inc. [Member] | Commercial-Scale Demonstration Agreement (the “Project Agreement”
Disaggregation of Revenues and Segment Reporting [Line Items]
Contract with customer, maximum potential consideration									$ 50,000,000
Contract with customer, transaction price									$ 45,500,000
Customer One [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenue recognized					$ 44,636,037
Customer Two [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Revenue recognized						$ 44,943,845
Unbilled | Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	$ 39,000,000
Paid Directly by DOE to Another Party | Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	3,900,000
Reimbursement Costs | Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Amount awarded from government grant	$ 35,100,000
Contract Modifications and Estimates [Member] | Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Additional contract loss provisions							$ (74,100,000)	$ 52,900,000